Consolidated Statements of Stockholders' (Deficit) Equity - USD ($)	Total	Series A-1 Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member] Series A-1 Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2012	$ 247,547		$ 12,701,575		$ 221	$ 1,026,039	$ (13,480,288)
Issuance of Series A-1 convertible preferred stock		$ 750,099		$ 750,099
Beginning Balance, Shares at Dec. 31, 2012			1,114,407		193,850
Issuance of Series A-1 convertible preferred stock, shares				114,011
Stock-based compensation expense	60,685					60,685
Net loss	(952,863)						(952,863)
Ending Balance at Dec. 31, 2013	105,468		$ 13,451,674		$ 221	1,086,724	(14,433,151)
Ending Balance, Shares at Dec. 31, 2013			1,228,418		193,850
Issuance of Series A-1 convertible preferred stock		1,914,612		$ 1,914,612
Issuance of Series A-1 convertible preferred stock, shares				290,856
Stock-based compensation expense	26,759					26,759
Net loss	(1,515,894)						(1,515,894)
Ending Balance at Dec. 31, 2014	530,945		$ 15,366,286		$ 221	1,113,483	(15,949,045)
Ending Balance, Shares at Dec. 31, 2014			1,519,274		193,850
Issuance of Series A-1 convertible preferred stock		$ 7,200,654		$ 7,200,654
Issuance of Series A-1 convertible preferred stock, shares				1,089,828
Issuance of common stock in connection with a license and asset purchase agreement	$ 210,850				$ 18	210,832
Issuance of common stock in connection with a license and asset purchase agreement, Shares					15,378
Issuance of common stock upon stock option exercises					$ 74	(74)
Issuance of common stock upon stock option exercises, Shares	64,765				64,765
Stock-based compensation expense	$ 227,348					227,348
Net loss	(13,322,428)						(13,322,428)
Ending Balance at Dec. 31, 2015	$ (5,152,631)		$ 22,566,940		$ 313	$ 1,551,589	$ (29,271,473)
Ending Balance, Shares at Dec. 31, 2015			2,609,102		273,993